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                                  CERTIFICATE

                           Johnson Mutual Funds Trust
                        File Nos. 33-52970 and 811-7254

The undersigned, Secretary of the Johnson Mutual Funds Trust (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

        1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 7, the most recent amendment; and

        2. The text of Post-Effective Amendment No. 7 has been filed electronically.

Date: April 30, 1997
                                           JOHNSON MUTUAL FUNDS TRUST

                                           By: /s/ David C. Tedford, Secretary
                                           -----------------------------------
                                                   David C. Tedford, Secretary